Related Party Balances and Transactions - Summary of Related Parties and Relationship with the Group (Details)	12 Months Ended
Dec. 31, 2017
Xiaomi Communication Technology Co. Ltd.("Xiaomi Communication")
Related Party Transaction [Line Items]
Relationship with the Group	Controlled by one of the Company’s shareholders
Hefei HuaHeng Electronic Technology Co. Ltd.("Hefei Huaheng")
Related Party Transaction [Line Items]
Relationship with the Group	Controlled by one of the Company’s shareholders
Xiaomi Technology Co. Ltd. ("Xiaomi Technology")
Related Party Transaction [Line Items]
Relationship with the Group	Controlled by one of the Company’s shareholders
Beijing Xiaomi Mobile Software Co. Ltd. ("Xiaomi Mobile")
Related Party Transaction [Line Items]
Relationship with the Group	Controlled by one of the Company’s shareholders
Guangzhou Xiaomi Information Service Co. Ltd. ("Xiaomi Information") collectively with Xiaomi Communication, Xiaomi Technology, Xiaomi Mobile, "Xiaomi") behind "Xiaomi Information
Related Party Transaction [Line Items]
Relationship with the Group	Controlled by one of the Company’s shareholders
Hefei LianRui Microelectronics Technology Co. Ltd. ("Hefei Lianrui")
Related Party Transaction [Line Items]
Relationship with the Group	Long-term investee of the Group
Hangzhou Aqi Vision Technology Co. Ltd.("Hangzhou Aqi")
Related Party Transaction [Line Items]
Relationship with the Group	Long-term investee of the Group
Xi'an Haidao Information Technology Co. Ltd.("Haidao")
Related Party Transaction [Line Items]
Relationship with the Group	Controlled by one of the Company’s shareholders
Heifei Huaying Xingzhi Fund Partnership.(limited partship)("Huaying Fund")
Related Party Transaction [Line Items]
Relationship with the Group	Long-term investee of the Group
Shunwei Hitech Limited("Shunwei")
Related Party Transaction [Line Items]
Relationship with the Group	One of the Company’s shareholder